Fees Summary	Dec. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,102,000.00
Previously Paid Amount	321.82
Total Fee Amount	321.82
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 2,102,000.00
Final Prospectus	true